Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021
Subsequent Events
Subsequent Events

6.Subsequent Events

On July 19, 2023, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement with B. Riley Principal Capital, II LLC (the “BRPC II”), pursuant to which the registrant has the right to sell to BRPC II up to $20.0 million in shares of Common Stock (the “Committed Equity Shares”), subject to certain limitations and the satisfaction of specified conditions in the Purchase Agreement, from time to time over the 24-month period commencing upon the initial satisfaction of the conditions to the BRPC II’s purchase obligations set forth in the Purchase Agreement, including that the registration statement be declared effective by the SEC and the final form of prospectus included therein is filed with the SEC. Sales of common stock pursuant to the Purchase Agreement, and the timing of any sales, are solely at the Company’s option, and it is under no obligation to sell any securities to BRPC II under the Purchase Agreement.

As consideration for BRPC II’s commitment to purchase shares of common stock at the Company’s direction upon the terms and subject to the conditions set forth in the Purchase Agreement, upon execution of the Purchase Agreement, the Company issued 45,252 shares of common stock to BRPC II (the “Commitment Shares”).   The company also paid a Commitment Fee of $200,000 to BRPC II.

12.Subsequent Events

On March 2, 2023, the Company commenced a Regulation A offering for up to 4,137,931 shares of common stock at a price of $7.25 per share. The Company also applied to have its common stock listed on the Nasdaq Capital Market under the symbol “MGRM”.

The Company evaluated subsequent events through June 30, 2023, the date these financial statements were issued, for events that should be recorded or disclosed in the financial statements for the year ended December 31, 2022. The Company concluded that no other events have occurred that would require recognition or disclosure in the financial statements.